Prepaid expenses and other current assets - 10Q (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Refunds and other receivables	$ 672	$ 600	$ 990
Prepaid expenses	2,382	1,496	1,078
Other current assets	1,600	1,095	630
Prepaid expenses and other current assets	$ 4,654	$ 3,191	$ 2,698